Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2014
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Oct. 14, 2014
Document Effective Date	Oct. 14, 2014
Prospectus Date	Oct. 14, 2014